INCOME TAXES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income tax expense (benefit) [Abstract]
Current income tax expense	$ 5,260		$ 8,030	$ 3,184
Withholding income tax in foreign jurisdictions	241		2,905	1,733
Deferred income tax expense (benefit)	1,050		(2,965)	3,413
Income tax expense	6,310		5,065	6,597
Reconciliation of income tax expense (benefit) [Abstract]
Income (Loss) before income taxes	(41,694)		(47,211)	14,518
Sources not subject to income tax	48,922		59,658	115
Income (loss) subject to income tax	$ 7,228		$ 12,447	$ 14,633
Tax rate	35.00%	35.00%	35.00%	35.00%
Tax (benefit) expense at statutory tax rate	$ 2,530		$ 4,356	$ 5,122
Rate differential	(752)		(1,052)	(545)
Change in valuation allowance	4,471		(811)	1,632
Effects of foreign exchange changes related to our foreign subsidiaries	(604)		(639)	(1,943)
Withholding income tax in foreign jurisdictions	241		2,905	1,733
Others	424		306	598
Expense related to unrecognized tax positions	0		0
Accrued interest and penalties	0		0
Deferred income tax assets [Abstract]
Other, deferred income tax current assets	0		460
NOLs	1,424		2,237
TOMPI credit	2,662		3,556
Interest on financial liabilities	2,345		2,276
Other	1,870		520
Total deferred income tax noncurrent assets	8,301		8,589
Valuation allowance of deferred income tax assets	(6,624)		(2,525)
Net deferred income tax noncurrent assets	1,677		6,064
Deferred income tax liabilities [Abstract]
Vessels and equipment, net	10,463		13,317
Intangible assets	0		153
Unrealized exchange differences	856		750
Other	74		117
Total deferred income tax noncurrent liabilities	11,393		14,337
Net deferred income tax liabilities	(9,716)		(7,813)
Tax Credits Not Utilized [Member]
Deferred income tax assets [Abstract]
TOMPI credit	1,116
Argentina [Member]
Income tax expense (benefit) [Abstract]
Current income tax expense	1,811		2,112	568
Deferred income tax expense (benefit)	$ 369		$ 987	$ 906
Percentage of income tax related to foreign withholding income tax	4.00%	4.00%	36.00%	54.00%
Reconciliation of income tax expense (benefit) [Abstract]
Tax rate	35.00%	35.00%
Non-current other receivables	$ 8,103		$ 8,131
Brazil [Member]
Income Tax Examination [Line Items]
Income tax rate	15.00%	15.00%
Threshold amount for additional taxes	$ 61	BRL 240,000
Income tax expense (benefit) [Abstract]
Current income tax expense	$ 2,448		$ 2,091	$ 654
Percentage of income tax related to foreign withholding income tax	4.00%	4.00%	36.00%	54.00%
Reconciliation of income tax expense (benefit) [Abstract]
Tax rate	34.00%	34.00%
United States [Member]
Income Tax Examination [Line Items]
Income tax rate	4.00%	4.00%
Percentage of gross shipping income subject to income tax	50.00%	50.00%
Paraguay [Member]
Income tax expense (benefit) [Abstract]
Current income tax expense	$ 132		$ 273	$ 202
Reconciliation of income tax expense (benefit) [Abstract]
Tax rate	10.00%	10.00%
Chile [Member]
Income tax expense (benefit) [Abstract]
Percentage of income tax related to foreign withholding income tax	4.00%	4.00%	36.00%	54.00%
Others [Member]
Income tax expense (benefit) [Abstract]
Current income tax expense	$ 628		$ 649	$ 27
Total Foreign Country [Member]
Income tax expense (benefit) [Abstract]
Current income tax expense	$ 5,019		$ 5,125	$ 1,451
Tax on Minimum Presumed Income (TOMPI) [Member] | Argentina [Member]
Income Tax Examination [Line Items]
Income tax rate	1.00%	1.00%
Period tax may be imposed	10 years	10 years
Reconciliation of income tax expense (benefit) [Abstract]
Consolidated tax credits	$ 2,662
Surtax [Member] | Brazil [Member]
Income Tax Examination [Line Items]
Income tax rate	10.00%	10.00%
Social Contribution [Member] | Brazil [Member]
Income Tax Examination [Line Items]
Income tax rate	9.00%	9.00%